Inventories (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Inventories
Raw materials	$ 93,046	577,314	788,852
Work-in-progress	62,787	389,570	370,811
Finished goods	182,478	1,132,198	1,005,239
Total inventories	338,311	2,099,082	2,164,902
Inventory write-downs	$ 678	4,208	4,958	665,416